INVESTMENTS IN SUBSIDIARIES - Financial information of subsidiaries that have material NCIs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 31, 2019
Investments in subsidiaries
Profit/(loss) attributable to material NCIs	$ 62	$ (220)	$ (29)
Kar-Tel
Investments in subsidiaries
Equity interest held by NCIs	25.00%	25.00%
Book values of material NCIs	$ 232	$ 228
Profit/(loss) attributable to material NCIs	$ 27	$ 19
Sky Mobile
Investments in subsidiaries
Equity interest held by NCIs	49.90%	49.90%
Book values of material NCIs	$ 79	$ 133
Profit/(loss) attributable to material NCIs	$ (44)	$ (32)
Global Telecom Holding S.A.E
Investments in subsidiaries
Equity interest held by NCIs	0.50%	42.30%
Book values of material NCIs	$ 853	$ (1,190)		$ 1,986
Profit/(loss) attributable to material NCIs	$ 75	$ (204)
Omnium Telecom Algérie S.p.A.
Investments in subsidiaries
Equity interest held by NCIs	54.40%	73.70%
Book values of material NCIs	$ 871	$ 1,091
Profit/(loss) attributable to material NCIs	$ 55	$ 1